Prepaid Stock Based Salaries and Consulting Fees	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Prepaid Stock Based Salaries And Consulting Fees
Prepaid Stock Based Salaries and Consulting Fees

NOTE 5 – PREPAID STOCK BASED SALARIES AND CONSULTING FEES

Prepaid stock-based salaries and consulting fees at February 28, 2018 and August 31, 2017 consist of:

	Fair value of stock issuance (Note 6)	Prepaid balance at February 28, 2018	Prepaid balance at August 31, 2017
1,450,000 shares of Class C common stock issued to 7 employees on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective employees with a service term of one year expiring December 31, 2017	$290,000	$24,167	$96,667
6,950,000 shares of Class C common stock issued to 38 consultants on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective consultants with a service term of one year expiring December 31, 2017	1,390,000	115,833	463,333
500,000 shares of Class A common stock issued to a consultant on May 1, 2017 pursuant to Consulting Agreement dated April 28, 2017 between UI Delaware and the consultant with a service term of two years expiring April 30, 2019	1,480,000	1,048,333	1,233,333
Total	$3,160,000	1,188,333	1,793,333
Current portion		(880,000)	(1,300,000)
Non-current portion		$308,333	$493,333

At February 28, 2018, there was $863,333 of unrecognized compensation costs related to shares of Class A common stock issued to a consultant pursuant to a Consulting Agreement dated April 28, 2017 with a service term of two years expiring April 30, 2019. These costs are expected to be recognized as expense in the years ended February 28, 2019 ($740,000) and quarter ended May 31, 2019 ($123,333).

NOTE 5 – PREPAID STOCK BASED SALARIES AND CONSULTING FEES

Prepaid stock-based salaries and consulting fees at August 31, 2017 consist of:

	Fair value of stock issuance (Note 6)	Prepaid balance at August 31, 2017

1,450,000 shares of Class C common stock issued to 7 employees on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective employees with a service term of one year expiring December 31, 2017	$290,000	$96,667
6,950,000 shares of Class C common stock issued to 38 consultants on April 3, 2017 pursuant to service agreements between UBI Delaware and the respective consultants with a service term of one year expiring December 31, 2017	1,390,000	463,333
500,000 shares of Class A common stock issued to a consultant on May 1, 2017 pursuant to Consulting Agreement dated April 28, 2017 between UBI Delaware and the consultant with a service term of two years expiring April 30, 2019	1,480,000	1,233,333
Total	$3,160,000	1,793,333
Current portion		(1,300,000)
Non-current portion		$493,333

At August 31, 2017, there was $1,793,333 of unrecognized compensation costs related to shares of Class A and Class C common stock issued to employees and non-employee pursuant to service agreements. These costs are expected to be recognized as expense in the years ended August 31, 2018 ($1,300,000) and August 31, 2019 ($493,333).